Intangible Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Intangible Assets [Abstract]
Intangible Assets
6.	Intangible Assets

Patents

The following is a summary of capitalized patent costs:

	June 30,	September 30,
	2015	2014
	(unaudited)

Patent costs	$1,218,043	$1,135,964
Amortization	(814,454)	(688,537)
	$403,589	$447,427

Amortization expenses for the three and nine months ended June 30, 2015 was $43,645 and $125,917, respectively. Amortization expenses for the three and nine months ended June 30, 2014 was $33,555 and $100,665, respectively.

A schedule of amortization expense over the estimated remaining lives of the patents is as follows:

Year Ending June 30,

2016	$174,006
2017	123,476
2018	30,556
2019	23,235
2020	21,971
Remainder	30,345
$403,589

Software license

On March 30, 2012, the Company acquired an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”), a company in which the Company’s Executive Chairman at the time owned a majority preferred interest of the license grant. The Company paid $785,000 in cash and 20,000 shares of Company common stock for the exclusive perpetual license, of which the former Executive Chairman received $755,000 under terms of a November 27, 2012 agreement. The Company has valued the license at $831,000, which consists of the $785,000 in cash consideration and the $46,000 fair value assigned to the 20,000 shares of Company common stock. The perpetual license is a long-term asset that is not subject to amortization.

Goodwill

On July 24, 2014, the Company and DoubleVision and the shareholders of the DoubleVision entered into a Share Purchase Agreement pursuant to which the Company acquired all of the shares of DoubleVision. The Company paid $3,600,000 for DoubleVision by issuing 800,000 shares of the Company’s common stock to DoubleVision’s shareholders and paid $400,000 to one of DoubleVision’s creditors that resulted in the Company recognizing $3,482,884 in goodwill. The Share Purchase Agreement has an earn-out provision that could cause the Company to issue additional shares of the Company’s common stock equal to $1,000,000 (valued at the average closing price for the ninety days ending July 31, 2015) as additional purchase price consideration if the Company’s media placement revenues for the twelve-month period from August 1, 2014 to July 31, 2015 are at least $3,000,000, subject to certain conditions such as receipt of customer payments and achievement of a gross margin threshold.  In anticipation of achieving the earn-out provision, the Company accrued $1,000,000 in purchase price payable and increased goodwill to $4,482,884 as of March 31, 2015. During the quarter ended June 30, 2015, the Company issued 296,402 of its common stock at $3.60 per share for an aggregate amount of $1,067,044 in satisfaction of the purchase price payable and increased goodwill of $67,044.

7. Intangible Assets

Patents

The following is a summary of capitalized patent costs:

	September 30,
	2014	2013
Patent costs	$1,135,964	$939,535
Amortization	(688,537)	(471,698)
	$447,427	$467,837

Amortization charged to operations for the year ended September 30, 2014 and 2013 was $216,839 and $134,219, respectively.

A schedule of amortization expense over the estimated remaining lives of the patents is as follows:

Year Ending September 30,
2015	$162,281
2016	158,847
2017	80,861
2018	16,254
2019	10,401
Thereafter	18,783
$447,427

In July 2014, the Company was issued US Patent 8,787,877 "Systems of Providing Information to a Telephony Subscriber" and US Patent 8,787,878 "Systems of Providing Information to a Telephony Subscriber". The costs associated with these patents, totaling $71,721, are being amortized over the patent's estimated useful life of seven years.

Software license

On March 30, 2012, the Company acquired an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”), a company in which the Company’s former Executive Chairman owned a majority preferred interest of the license grant.  The Company paid $785,000 in cash and 20,000 shares of Company common stock for the exclusive perpetual license, of which the former Executive Chairman received $755,000 under terms of a November 27, 2012 agreement.  The Company has valued the license at $831,000, which consists of the $785,000 in cash consideration and the $46,000 fair value assigned to the 20,000 shares of Company common stock.  The perpetual license is a long-term asset that is not subject to amortization.

Goodwill

The accounting for the acquisition of DoubleVision Networks Inc. in July 2014 resulted in recognizing goodwill of $3,482,884. The Company does not amortize goodwill, but reduces the carrying amount of goodwill if management determines that its implied fair value has been impaired.